DIVIDENDS (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands			12 Months Ended
	Mar. 21, 2023	Jun. 21, 2022	Dec. 31, 2022	Dec. 31, 2021
DIVIDENDS
Final dividend payable			¥ 618,000	¥ 545,000
Proposed final dividend per share	¥ 0.036	¥ 0.0318
Proposed final dividend			¥ 3,142,987	¥ 645,286